Note 20 - Inventories (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) oz t	Dec. 31, 2023 USD ($) oz t	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Provision for obsolete stock | $	$ 2,105	$ 1,793
Write-down of inventory | $	$ 312	$ 283	$ 563	$ 0	$ 0	$ 0
Gold, work in progress (Ounce) | oz	3,442	3,057
Ore surface stockpile (Metric Ton) | t	8,400	0
Ore surface stockpile, recoverable gold (Ounce) | oz	700